Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment (note 9)	$ 5,605	$ 3,120
Depreciation	735	2,183	$ 5,820
Depreciation in cost of sales	220	1,522	4,667
Impairment of long-lived assets (note 9)	$ 538	$ 0	$ 0